Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities [abstract]
Non-current	¥ 303	¥ 179
Current	3,539	3,096
Contract liabilities	¥ 3,842	¥ 3,275